INCOME TAX AND DEFERRED TAX ASSETS - Significant Components of Company's Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred tax items
Accounts receivable, net		$ 17,602
Valuation allowance		(6,481)
Deferred tax assets, net	$ 0	$ 11,121